Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of basic and diluted net loss per common share [Abstract]
Allocation of net loss, common stock subject to redemption	$ (2,293,082)	$ (225,395)	$ 769,337	$ (3,338,806)	$ (5,130)	$ (1,488,275)
Weighted average shares outstanding, common stock subject to possible redemption	13,001,552	13,001,552	4,510,965	13,001,552	13,001,552	13,001,552
Basic and diluted net income per share, common stock subject to possible redemption	$ (0.18)	$ (0.02)	$ 0.17	$ (0.26)	$ 0	$ (0.11)
Allocation of net loss, common stock	$ (594,435)	$ (58,429)	$ 539,816	$ (865,517)	$ (1,330)	$ (385,805)
Weighted average shares outstanding, common stock	3,370,388	3,370,388	3,147,590	3,370,388	3,370,388	3,370,388
Basic and diluted net loss per share, common stock	$ (0.18)	$ (0.02)	$ 0.17	$ (0.26)	$ 0	$ (0.11)